INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of the effects of income tax and social contribution on profit or loss
Loss before taxes	R$ (24,236,648)	R$ (789,205)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	R$ 8,240,460	R$ 268,330
Tax rate	34.00%	34.00%
Tax effect on permanent differences
Taxation (difference) on profit of wholly-owned subsidiaries abroad	R$ 746,640	R$ 21,301
Tax incentive - Reduction SUDENE		23,216
Equity method	(1,004)	(1,893)
Thin capitalisation	(252,808)	(50,437)
Credit related to Reintegrate Program	3,367	2,988
Tax incentives applicable to income tax	3,925	3,247
Director bonus	(5,508)	(42,682)
Donations / Fines - Other	29,997	35,851
Income and social contribution benefits (expenses) on the period	8,765,069	259,921
Income tax
Current	(57,006)	(113,570)
Deferred	6,486,044	299,726
Total income Tax	6,429,038	186,156
Social Contribution
Current	(823)	(78,008)
Deferred	2,336,854	151,773
Total Social Contribution	2,336,031	73,765
Income and social contribution benefits (expenses) on the period	R$ 8,765,069	R$ 259,921
Effective rate of income and social contribution tax expenses	36.16%	32.93%